SHARE CAPITAL (Narrative - Share-based Compensation ) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended		0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Jun. 30, 2014	Sep. 30, 2014	Dec. 29, 2014	Jun. 30, 2009
Director [Member]
Share-based compensation [Line Items]
Vesting period	3 years
Employee [Member]
Share-based compensation [Line Items]
Vesting period	4 years
Share options [Member]
Share-based compensation [Line Items]
Number of shares available for grant	762,694								1,635,694
Aggregate intrinsic value of total vested and exercisable options	4,143
Share options [Member] | Employees and directors [Member]
Share-based compensation [Line Items]
Granted	448,000				84,375
Fair value of options granted	1,683				312
Exercise price (in dollars per share)	5.32	[1]		[1]
Minimum Exercise price (in dollars per share)					$ 0.624
Maximum Exercise price (in dollars per share)					$ 1.92
Share options [Member] | Service providers [Member]
Share-based compensation [Line Items]
Granted						15,625
Exercise price (in dollars per share)						$ 1.92
Share options [Member] | Consultants [Member]
Share-based compensation [Line Items]
Granted							31,250
Exercise price (in dollars per share)							$ 7.98
Exercisable period							6 years
Share options [Member] | Consultants and other service providers [Member]
Share-based compensation [Line Items]
Granted	46,875		71,875
Fair value of options granted	183		$ 426
Exercise price (in dollars per share)	5.96	[1]	$ 1.92	[1]
Share options [Member] | Director [Member]
Share-based compensation [Line Items]
Granted								231,000
Exercise price (in dollars per share)								$ 5.88
Share options [Member] | Employee [Member]
Share-based compensation [Line Items]
Granted	217,000
Minimum Exercise price (in dollars per share)	1.92
Maximum Exercise price (in dollars per share)	7.98

[1]	Weighted average price per share